Business acquisition (Details Narrative) - Easy DNA [member]	Aug. 13, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Amount settled in cash	$ 3,400,625
Amount settled in shares, value	1,574,136
Acquistion cost	$ 116,682